Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
Feb. 28, 2017 CAD
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 1	CAD (1,047,652)
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 2	(452,384)
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 3	115,582
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 4	0
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 5	0
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 6	(4,297)
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 7	0
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 8	(704,281)
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 9	(174,257)
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 10	(55,681)
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 11	7,352
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 12	(37,861)
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 13	0
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 14	0
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 15	42,380
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 16	3,583,590
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 17	712,659
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 18	167,418
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 19	2,480,257
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 20	(436,654)
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 21	CAD 108,965